Tax Receivable Agreement (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Tax Receivable Agreement
Tax receivable agreement	$ 264,600
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Total maximum payments related to the TRA	$ 507,326
Deferred tax receivable agreement	30,000
Maximum charges under the TRA as a result of basis adjustments under the Internal Revenue Code	134,377
Maximum charges under the TRA related to the utilization of NOL and credit carryforwards	$ 108,350